Segment, Product and Geographic Information	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
Note 24.	Segment, Product and Geographic Information

	Year Ended December 31, 2014
		Non-driver	Consolidated
	Driver IC	products	Total
	(in thousands)

Segment revenues	$672,068	168,474	840,542
Segment operating income (loss)	$92,290	(19,565)	72,725
Non operating income, net			12,769
Consolidated earnings before income taxes			$85,494
Significant noncash items:
Share Based Compensation	$1,341	588	1,929
Depreciation and amortization	$3,449	11,143	14,592

	Year Ended December 31, 2015
		Non-driver	Consolidated
	Driver IC	products	Total
	(in thousands)

Segment revenues	$560,399	131,390	691,789
Segment operating income (loss)	$59,506	(28,834)	30,672
Non operating income, net			2,195
Consolidated earnings before income taxes			$32,867
Significant noncash items:
Share Based Compensation	$1,206	612	1,818
Depreciation and amortization	$3,591	10,573	14,164

	Year Ended December 31, 2016
		Non-driver	Consolidated
	Driver IC	products	Total
	(in thousands)

Segment revenues	$641,865	161,052	802,917
Segment operating income (loss)	$92,010	(32,775)	59,235
Non operating income, net			183
Consolidated earnings before income taxes			$59,418
Significant noncash items:
Share Based Compensation	$542	644	1,186
Depreciation and amortization	$3,685	10,071	13,756

Revenues from the Company’s major product lines are summarized as follow:

	Year Ended December 31,
	2014	2015	2016
	(in thousands)

Display drivers for large-size applications	$226,087	224,423	272,906
Display drivers for mobile handsets applications	238,467	170,705	191,845
Display drivers for consumer electronics applications	207,514	165,271	177,114
Others	168,474	131,390	161,052
	$840,542	691,789	802,917

The following tables summarize information pertaining to the Company’s revenues from customers in different geographic region (based on customer’s headquarter location):

	Year Ended December 31,
	2014	2015	2016
	(in thousands)

Taiwan	$310,191	254,763	199,985
China	436,462	372,538	507,470
Other Asia Pacific (Korea and Japan)	88,047	53,053	54,159
Europe and America	5,842	11,435	41,303
	$840,542	691,789	802,917

The carrying values of the Company’s tangible long-lived assets are located in the following countries:

	December 31,
	2015	2016
	(in thousands)

Taiwan	$53,413	47,144
China	914	767
U.S.	63	61
Japan	32	21
Korea	39	179
	$54,461	48,172

Revenues from significant customers, those representing 10% or more of total revenue for the respective periods, are summarized as follows:

	Year Ended December 31,
	2014	2015	2016
	(in thousands)
Driver IC segment:
Customer A and its affiliates	$133,649	116,456	152,142
Customer B and its affiliates	145,015	126,953	113,300
	$278,664	243,409	265,442
Non-driver products segment:
Customer A and its affiliates	$18,456	22,345	27,873
Customer B and its affiliates	19,537	19,256	8,672
	$37,993	41,601	36,545

Accounts receivable from significant customers, those representing 10% or more of total accounts receivable for the respective periods, is summarized as follows:

	December 31,
	2015	2016
	(in thousands)

Customer A and its affiliates	$40,488	55,681
Customer B and its affiliates	39,311	36,849
	$79,799	92,530

As of December 31, 2015 and 2016, allowance for sales returns and discounts for those accounts receivable was $348 thousand and $745 thousand, respectively.